Note 10 - Equity (Details) - Stock Repurchase Option	Dec. 31, 2013 $ / shares
Stock Repurchase Option [Abstract]
Year 1	$ 0.56
Year 2	0.68
Year 3	0.84
Year 4	1.03
Year 5	1.28
Year 6	1.59
Year 7	1.97
Year 8	$ 2.45